Common Stock (Details)	12 Months Ended
	Dec. 31, 2025 Vote $ / shares shares	Jun. 30, 2026 $ / shares shares	Dec. 31, 2024 $ / shares shares
Common Stock.
Common stock, number of shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par value per share | $ / shares	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	3,505,621	4,068,951	2,333,896
Common stock, shares outstanding	3,505,621	4,068,951	2,333,896
Number of votes per share | Vote	1
Dividends declared | $ / shares	$ 0